RELATED PARTY TRANSACTIONS (Details Narrative) - Borneo Oil Corporation Sdn Bhd ("BOC") [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Description of holding share percentage	BOC are wholly owned subsidiaries of BOB (holding 13.3% of the Company’s issued and outstanding common stock as of September 30, 2025)	Borneo Oil Corporation Sdn Bhd (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025)
fair market value		$ 857,500
Gain on disposal		$ 161,156